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                                                          Fortis Money Fund
                                                          semiannual report
                                                          March 31, 2000




                                                          FORTIS FINANCIAL GROUP

                                 [GRAPHIC]



Fortis Money Fund

FORTIS MONEY FUND SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             3

  STATEMENT OF OPERATIONS                                         3

  STATEMENTS OF CHANGES IN NET ASSETS                             4

  NOTES TO FINANCIAL STATEMENTS                                   5

  BOARD OF DIRECTORS AND OFFICERS                                 8

  OTHER PRODUCTS AND SERVICES                                     9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, M-Th

 - 7:30 a.m. to 7:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 3/31/2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Finance        17.4%
Banks                      16.8%
Captive Auto Finance       15.6%
Captive Equipment Finance  11.2%
Oil-Refining                9.3%
Brokerage and Investment    8.7%
Utilities-Electric          7.8%
Consumer Finance            6.5%
Industrial                  4.4%
Beverage                    2.3%

FORTIS MONEY FUND - SEMIANNUAL REPORT

REVIEW

U.S. financial markets operated within very favorable economic conditions for most of the last decade and should continue to do so in 2000. Growth of the economy has been so strong that the Federal Reserve Bank ("the Fed") has become nervous that the economy will overheat and cause inflation to rise. In an effort to prevent an increase in the rate of inflation, the Fed raised the federal funds rate 1.25% in a series of 0.25% moves over the past nine months. Money market yields benefited from the higher rates because the yields on short-term securities generally track the federal funds rate very closely. For the six months ended March 31, 2000, the fund returned 2.54% compared to 2.15% for the prior six-month period. Yields should continue to rise over the next six months as higher-yielding securities are added to the portfolio to replace maturing securities.

The fund continues to place great emphasis on selecting high quality and liquid securities while looking to target the fund's average maturity at an optimal length. (Maturity is the length of time between now and the date a security is repaid.) During the past six months, the fund's average maturity fluctuated between 25-60 days. Last September, commercial paper issuers began to address their year-end funding needs much earlier than normal due to their Y2K concerns. This phenomenon made the yields on longer maturities very attractive. We responded by lengthening the average maturity to 60 days in order to take advantage of the higher yields available on longer dated paper. Once year-end passed (thankfully, with no material computer glitches), we began shortening the average maturity to 30 days, reflecting our opinion that the market was not pricing in a high enough probability of rising short-term rates.

OUTLOOK

Short-term rates will continue to rise until the Fed feels that growth has slowed to a non-inflationary level. Historically, it has taken about twelve months for higher short-term rates to curtail the speed of economic growth. If that pattern holds true the economy should begin slowing in the next six months. Although inflationary pressures have been building over the past few months, we still expect the lagged effects of higher short-term interest rates to keep inflation near its current level.

Sincerely,

  /s/ Dean C. Kopperud              /s/ Howard G. Hudson
  Dean C. Kopperud                  Howard G. Hudson
  President                         Vice-President

FORTIS MONEY FUND
Schedule of Investments
March 31, 2000 (Unaudited)

SHORT-TERM INVESTMENTS-99.94%
--------------------------------------------------------------------------------

                                                                                         Standard
   Principal                                                               Maturity      & Poor's
     Amount                                                     Yield        Date         Rating       Value (a)
   ----------                                                  --------   -----------   -----------   ------------
               BANKS-16.77%
   $8,600,000  Banc One Corp................................     6.05%      05/01/00    A1            $  8,557,860
   8,800,000   Deutsche Bank AG.............................     6.19%      05/26/00    A1+              8,718,795
   5,000,000   First Union National Bank (d)................     6.19%      05/17/00    A+               5,000,000
   2,079,947   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit...............................     5.83%      04/01/00    A1+              2,079,947
   9,000,000   Wells Fargo & Co.............................     6.19%      05/18/00    A1               8,928,913
                                                                                                      ------------
                                                                                                        33,285,515
                                                                                                      ------------
               BEVERAGE-2.26%
   4,500,000   Anheuser Busch Companies.....................     5.92%      04/10/00    A1               4,493,475
                                                                                                      ------------
               BROKERAGE AND INVESTMENT-8.73%
   8,600,000   Merrill Lynch & Co., Inc.....................     6.18%      05/17/00    A1+              8,533,627
   8,800,000   Morgan Stanley Dean Witter Corp..............     6.03%      04/13/00    A1               8,782,693
                                                                                                      ------------
                                                                                                        17,316,320
                                                                                                      ------------
               CAPTIVE AUTO FINANCE-15.63%
   8,800,000   DaimlerChrysler Corp.........................     5.99%      04/17/00    A1               8,777,120
   5,000,000   Ford Motor Credit Corp.......................     5.95%      04/07/00    A1               4,995,133
   3,600,000   General Motors Acceptance Corp...............     5.96%      04/06/00    A1               3,597,085
   5,000,000   General Motors Acceptance Corp...............     6.01%      04/24/00    A1               4,981,281
   8,700,000   Toyota Motor Credit Corp.....................     6.06%      04/27/00    A1+              8,662,740
                                                                                                      ------------
                                                                                                        31,013,359
                                                                                                      ------------
               CAPTIVE EQUIPMENT FINANCE-11.14%
   4,400,000   IBM Corp.....................................     6.08%      06/15/00    A+               4,402,559
   8,800,000   John Deere Capital Corp......................     6.18%      06/02/00    A1               8,708,915
   9,000,000   PACCAR Financial Corp........................     6.10%      04/12/00    A1+              8,983,500
                                                                                                      ------------
                                                                                                        22,094,974
                                                                                                      ------------
               CONSUMER FINANCE-6.54%
   4,000,000   American General Finance Corp................     5.96%      04/04/00    A1               3,998,057
   9,000,000   Household Finance Corp.......................     6.10%      04/10/00    A1               8,986,500
                                                                                                      ------------
                                                                                                        12,984,557
                                                                                                      ------------
               DIVERSIFIED FINANCE-17.41%
   8,456,000   Associates Corp. Master Variable Rate Note...     6.01%      04/01/00    A1+              8,456,000
   8,700,000   CIT Group, Inc...............................     5.99%      04/28/00    A1               8,661,829
   4,000,000   General Electric Capital Corp................     6.07%      05/17/00    A1+              3,969,844
   4,700,000   General Electric Capital Corp................     6.17%      05/19/00    A1+              4,662,212
   8,800,000   Prudential Funding Corp......................     5.97%      04/07/00    A1               8,791,420
                                                                                                      ------------
                                                                                                        34,541,305
                                                                                                      ------------
               INDUSTRIAL-4.36%
   8,700,000   Xerox Corp...................................     6.06%      05/11/00    A1               8,643,063
                                                                                                      ------------
               OIL-REFINING-9.30%
   9,500,000   Chevron Oil Finance Co.......................     6.09%      04/18/00    A1               9,473,173
   9,000,000   Texaco, Inc..................................     5.92%      04/11/00    A1               8,985,500
                                                                                                      ------------
                                                                                                        18,458,673
                                                                                                      ------------
               UTILITIES-ELECTRIC-7.80%
   6,500,000   CSW Credit Corp..............................     6.00%      04/12/00    A1               6,488,302
   9,000,000   Duke Power Co................................     5.90%      04/05/00    A1               8,994,230
                                                                                                      ------------
                                                                                                        15,482,532
                                                                                                      ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $198,313,773) (B)..........................                                          $198,313,773
                                                                                                      ============

     (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (b) Also represents cost for federal income tax purposes.
     (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
     (d) Variable Rate Security; the yield reported is the rate in effect as of March 31, 2000.

FORTIS MONEY FUND

Statement of Assets and Liabilities

(Unaudited)

March 31, 2000

--------------------------------------------------------------------------------

ASSETS
  Short-term investments, as detailed in the accompanying
    schedule, at amortized cost (approximates market) (Note 1)...    $198,313,773
  Cash on deposit with custodian.................................          30,659
  Receivables:
    Interest and dividends.......................................         195,941
    Deferred registration costs (Note 1).........................          66,719
    Prepaid expenses.............................................           3,562
                                                                     ------------
TOTAL ASSETS.....................................................     198,610,654
                                                                     ------------
LIABILITIES
  Cash portion of dividends payable..............................          47,867
  Payable for investment advisory and management fees (Note 2)...         101,881
  Payable for distribution fees (Note 2).........................             100
  Accounts payable and accrued expenses..........................          28,883
                                                                     ------------
TOTAL LIABILITIES................................................         178,731
                                                                     ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 50,000,000,000 shares.......................    $198,431,923
                                                                     ============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
    Class A shares (based on net assets of $193,366,041 and
     193,366,041 shares outstanding).............................           $1.00
                                                                     ------------
    Class B shares (based on net assets of $1,747,633 and
     1,747,633 shares outstanding)...............................           $1.00
                                                                     ------------
    Class C shares (based on net assets of $401,619 and 401,619
     shares outstanding).........................................           $1.00
                                                                     ------------
    Class H shares (based on net assets of $2,916,630 and
     2,916,630 shares outstanding)...............................           $1.00
                                                                     ------------

Statement of Operations

For the Six-Month Period Ended March 31, 2000

(Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income..............................................    $5,622,522
                                                                     ----------
  Expenses:
    Investment advisory and management fees (Note 2).............       577,192
    Distribution fees (Class B) (Note 2).........................         7,191
    Distribution fees (Class C) (Note 2).........................         1,569
    Distribution fees (Class H) (Note 2).........................        10,015
    Legal and auditing fees (Note 2).............................        11,542
    Custodian fees...............................................         5,000
    Shareholders' notices and reports............................        28,250
    Registration fees (Note 1)...................................        66,842
    Directors' fees and expenses.................................         8,850
    Transfer agent expenses (Note 2).............................        84,613
    Other........................................................         3,100
                                                                     ----------
  Total expenses.................................................       804,164
                                                                     ----------
NET INVESTMENT INCOME............................................     4,818,358
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............    $4,818,358
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                     FOR THE SIX-MONTH
                                                                       PERIOD ENDED            FOR THE
                                                                      MARCH 31, 2000          YEAR ENDED
                                                                        (UNAUDITED)       SEPTEMBER 30, 1999
                                                                     -----------------    ------------------
OPERATIONS
  Net investment income..........................................     $     4,818,358      $     7,183,495
                                                                      ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A......................................................          (4,719,045)          (7,090,532)
    Class B......................................................             (38,062)             (28,008)
    Class C......................................................              (8,138)             (26,108)
    Class H......................................................             (53,113)             (38,847)
                                                                      ---------------      ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............................          (4,818,358)          (7,183,495)
                                                                      ---------------      ---------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT $1.00 NET ASSET VALUE PER
  SHARE):
  Proceeds from sale of shares
    Class A......................................................         226,323,595        1,129,355,442
    Class B......................................................           3,101,136            1,905,456
    Class C......................................................           1,070,809           46,755,851
    Class H......................................................           3,656,167            3,252,075
  Proceeds from shares issued as a result of reinvested dividends
    Class A......................................................           4,397,692            6,418,477
    Class B......................................................              34,905               26,774
    Class C......................................................               7,496               13,579
    Class H......................................................              43,170               36,732
  Less cost of repurchase of shares
    Class A......................................................        (205,435,405)      (1,124,316,309)
    Class B......................................................          (2,781,432)            (843,716)
    Class C......................................................          (2,207,668)         (45,952,739)
    Class H......................................................          (2,870,418)          (1,751,080)
                                                                      ---------------      ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS...............          25,340,047           14,900,542
                                                                      ---------------      ---------------
TOTAL INCREASE IN NET ASSETS.....................................          25,340,047           14,900,542
NET ASSETS:
  Beginning of period............................................         173,091,876          158,191,334
                                                                      ---------------      ---------------
  End of period..................................................     $   198,431,923      $   173,091,876
                                                                      ===============      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements
(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc., permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund within the Fortis Mutual Fund group. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00 under normal market conditions.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the period ended March 31, 2000, the cost of purchases and proceeds from sales of short-term securities aggregated $625,905,346 and $600,610,899 respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $26,679 for Class A, $9,942 for Class B, $200 for Class C and $14,355 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as confirms and check book production and mailing.

   Legal fees and expenses aggregating $3,042 for the period ended March 31, 2000, were paid to a law firm of which the secretary of the fund is a partner.

FORTIS MONEY FUND

Notes to Financial Statements
(Unaudited) (continued)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                       Class A
                                           ---------------------------------------------------------------
                                                              Year Ended September 30,
                                           ---------------------------------------------------------------
                                            2000**      1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .03        .04        .05        .05        .05        .05
                                           --------   --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.03)      (.04)      (.05)      (.05)      (.05)      (.05)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                           --------   --------   --------   --------   --------   --------
Total return @..........................       2.54%      4.40%      4.88%      4.74%      4.74%      5.03%
Net assets end of period (000s
  omitted)..............................   $193,366   $168,080   $156,623   $126,547   $120,375   $105,472
Ratio of expenses to average daily net
  assets................................        .82%*      .83%       .86%       .88%       .91%       .91%
Ratio of net investment income to
  average daily net assets..............       5.02%*     4.29%      4.77%      4.64%      4.67%      4.91%

                                                            Class B
                                           -----------------------------------------
                                                   Year Ended September 30,
                                           -----------------------------------------
                                           2000**    1999    1998    1997    1996+++
------------------------------------------------------------------------------------
Net asset value, beginning of period....   $1.00    $ 1.00   $1.00   $1.00    $1.00
                                           ------   ------   -----   -----    -----
Operations:
  Investment income - net...............     .02       .04     .04     .04      .04
                                           ------   ------   -----   -----    -----

Distributions to shareholders:
  From investment income - net..........    (.02)     (.04)   (.04)   (.04)    (.04)
                                           ------   ------   -----   -----    -----
Net asset value, end of period..........   $1.00    $ 1.00   $1.00   $1.00    $1.00
                                           ------   ------   -----   -----    -----
Total return @..........................    2.14%     3.56%   4.06%   3.97%    4.11%
Net assets end of period (000s
  omitted)..............................   $1,748   $1,393   $ 305   $  55    $  28
Ratio of expenses to average daily net
  assets................................    1.62%*    1.63%   1.66%   1.68%    1.71%*
Ratio of net investment income to
  average daily net assets..............    4.22%*    3.48%   4.00%   3.94%    3.99%*

*      Annualized.
**     For the six-month period ended March 31, 2000.
+++ For the period from October 9, 1995 (date of first investment) to September 30, 1996.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.

--------------------------------------------------------------------------------

                                                               Class C
                                           ------------------------------------------------
                                                       Year Ended September 30,
                                           ------------------------------------------------
                                           2000**    1999    1998    1997    1996    1995++
-------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $1.00    $ 1.00   $1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----   -----
Operations:
  Investment income - net...............     .02       .04     .04     .04     .05     .01
                                           ------   ------   -----   -----   -----   -----

Distributions to shareholders:
  From investment income - net..........    (.02)     (.04)   (.04)   (.04)   (.05)   (.01)
                                           ------   ------   -----   -----   -----   -----
Net asset value, end of period..........   $1.00    $ 1.00   $1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----   -----
Total return @..........................    2.12%     3.57%   4.12%   4.45%   4.97%   1.33%
Net assets end of period (000s
  omitted)..............................   $ 402    $1,531   $ 714   $  10   $   1   $   9
Ratio of expenses to average daily net
  assets................................    1.62%*    1.63%   1.66%   1.68%   1.46%(a)  1.71%*
Ratio of net investment income to
  average daily net assets..............    4.22%*    3.48%   4.08%   3.98%   4.33%(a)  4.46%*

                                                               Class H
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
                                           2000**    1999    1998    1997    1996    1995+
------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $1.00    $ 1.00   $1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----   -----
Operations:
  Investment income - net...............     .02       .04     .04     .04     .04     .02
                                           ------   ------   -----   -----   -----   -----

Distributions to shareholders:
  From investment income - net..........    (.02)     (.04)   (.04)   (.04)   (.04)   (.02)
                                           ------   ------   -----   -----   -----   -----
Net asset value, end of period..........   $1.00    $ 1.00   $1.00   $1.00   $1.00   $1.00
                                           ------   ------   -----   -----   -----   -----
Total return @..........................    2.12%     3.55%   4.07%   4.06%   4.04%   2.52%
Net assets end of period (000s
  omitted)..............................   $2,917   $2,088   $ 550   $ 627   $  60   $ 122
Ratio of expenses to average daily net
  assets................................    1.62%*    1.63%   1.66%   1.68%   1.71%   1.71%*
Ratio of net investment income to
  average daily net assets..............    4.22%*    3.51%   3.96%   4.02%   4.03%   4.43%*

*      Annualized.
**     For the six-month period ended March 31, 2000.
+ For the period from March 16, 1995 (date of first investment) to September 30, 1995.
++ For the period from June 14, 1995 (date of first investment) to September 30, 1995.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
(a) Advisers has reimbursed expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Schenker Shadko       MARKETING CONSULTANT. PRIOR TO
                                           MAY 1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-

Invest from a position of DISCIPLINED GROWTH

When you're looking for a disciplined growth approach to mutual fund investing, with a strict adherence to investment style, turn to Fortis. Our expert fund managers carefully and cautiously follow stringent buy and sell disciplines.

This disciplined approach to managing your money starts with rigorous, company-by-company research . It's the platform upon which we carefully craft each fund portfolio, spread risk through diversification and seek rewards through long-term performance.

FORTIS AND DISCIPLINE: IT'S A POWERFUL COMBINATION.

--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group provides a wide selection of investment products including annuities, life insurance and mutual funds. We're part of Fortis, Inc., a financial services company that provides speciality insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: Steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisors, Inc. since 1949

Securities offered through Fortis
Investors, Inc., member NASD, SIPC

Insurance products issued by
Fortis Benefits Insurance Company &
Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164-0284                                           U.S. Postage
                                                                      PAID
                                                                 Permit No. 3794
Fortis Money Fund                                                Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper with
       forty percent preconsumer waste and ten percent post consumer waste. Please recycle.

The Fortis brandmark and Fortis-SM- are servicemarks of Fortis (B) and Fortis (NL).

95379-C- Fortis, Inc. 5/00